Operating Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segment and Geographical Information
Schedule of the Group's identifiable assets other than acquired intangible asset and liabilities by business operations

	December 31,	December 31,
	2021	2022
	HK$	HK$
Identifiable assets
Hong Kong	98,217	95,473
United States	3,646	3,727

	101,863	99,200

Identifiable liabilities
Hong Kong	12,146	12,708

	12,146	12,708

Schedule of reconciliations of reportable segment assets and liabilities

	December 31,	December 31,
	2021	2022
	HK$	HK$

Assets
Current assets	101,863	99,200
Non-current financial assets	—	—
Consolidated total assets before intangible asset	101,863	99,200
Intangible asset	438	438

Consolidated total assets	102,301	99,638

Liabilities
Liabilities excluding tax liabilities	1,120	775
Tax liabilities	11,026	11,933

Consolidated total liabilities	12,146	12,708